Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Machinery equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Machinery equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Electronic equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Electronic equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Leasehold improvement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Leasehold improvement, description	Shorter of the lease term or estimated useful life
Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	20 years